Part A


                Lincoln Variable Insurance Products Trust


LVIP Delaware Growth and Income Fund


                Standard Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus May 1, 2009




Each fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund") that sells its shares directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (Lincoln Life). Lincoln Life holds the shares in its separate accounts to support variable annuity contracts and variable life contracts (contracts). We refer to a separate account as a variable account. Each variable account has its own prospectus that describes the account and the contracts it supports. You choose the fund or funds in which a variable account invests your contract assets. In effect, you invest indirectly in the fund(s) that you choose under the contract. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

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

Fund Overview-LVIP Delaware Growth and Income Fund
What are the fund's goals and main investment strategies?
The investment objective of the LVIP Delaware Growth and Income Fund (fund) is to maximize long-term capital appreciation.

The fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalizations of the companies in the Russell 1000 (Reg. TM) Index. The fund will also place some emphasis on medium-sized companies.

The fund's management style focuses on seeking growth companies at a reasonable price by blending:
  o a growth oriented management style, which seeks companies with earnings and/or revenues that are growing equal to or faster than the industry average; and
  o a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' perceived true worth.

More specifically, the fund seeks to invest in companies believed to:
  o show earnings growth equal to or greater than the average expected growth rate of the companies in the same industry; and
  o be undervalued in the market relative to the companies' industry peers.

The companies sought typically have:
  o a long history of profit growth and dividend payment; and
  o a reputation for quality management, products and service.

The sub-adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities. The fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the fund's expected return while maintaining risk, style and capitalization characteristics similar to the Russell 1000 Index.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Delaware Management Company (DMC), a series of Delaware Management Business Trust. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Moreover, the fund invests in medium-sized as well as large-sized companies, and the fund's performance may be affected if stocks in one of these two groups of companies do not perform as well as stocks in the other group. Further, medium-sized companies, which are not as well-established as large-sized companies, may (i) react more severely to market conditions and (ii) suffer more from economic, political and regulatory developments.


                                                                           DGI-1

How has the fund performed?

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If reflected, the returns shown would be lower.
[GRAPHIC OMITTED]






[CHART]
Annual Total Returns
1999                  2000         2001          2002          2003     2004     2005    2006     2007     2008
17.54%                 (9.63%)      (11.21%)      (22.07%)     29.71%   11.99%   5.54%   12.36%   6.12%     (35.76%)






During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 14.97%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.32%).




Average Annual Total Return





                                               For periods ended 12/31/08
                                         ---------------------------------------
                                             1 year       5 years     10 years
                                         ------------- ------------ ------------
  LVIP Delaware Growth and Income Fund       (35.76%)      (1.97%)      (1.46%)
         Russell 1000 (Reg. TM) Index*       (37.60%)      (2.04%)      (1.09%)


* The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization.


Fees and Expenses


The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.





Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                            N/A
 Deferred Sales Charge (Load)                                                        N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                         N/A
 Redemption Fee                                                                      N/A
 Exchange Fee                                                                        N/A
 Account Maintenance Fee                                                             N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                       0.34%
 Distribution and/or Service (12b-1) fees                                            None
 Other Expenses                                                                       0.07%
 Total Annual Fund Operating Expenses                                                 0.41%




DGI-2

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $42      $132      $230      $518



                                                                           DGI-3
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

Management of the Funds
The funds' business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the funds' bylaws, to declare and pay dividends, and to exercise all the powers of the funds except those granted to the shareholders.


Manager of Managers. The funds employ a "manager of managers" structure. In this regard, the funds have received an exemptive order from the SEC (Release No. IC-27512) to permit the funds' investment adviser, without further shareholder approval, to enter into and materially amend sub-advisory agreements with sub-advisers upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the funds' adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee sub-advisers and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Advisers: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). Its address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.


LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

Certain of the funds use sub-advisers who are responsible for the day-to-day management of the fund's securities investments. Any sub-adviser to a fund, where applicable, is paid out of the fees paid to the adviser.

The eight LVIP Wilshire Profile funds operate as "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The following chart lists each fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser, if any, and portfolio manager. The chart also indicates whether a fund operates as a "fund of funds." The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.




Fund                              Investment Adviser, Sub-Adviser, if any, and Portfolio Manager(s)
================================= ==============================================================================================
LVIP Delaware Growth and Income   Adviser: LIA (aggregate advisory fee paid to LIA and the fund's former adviser, for fiscal year
Fund                              ended December 31, 2008 was 0.34% of the fund's average net assets).

                                  Sub-Adviser: DMC.

                                  Portfolio Manager(s): A team consisting of Francis X. Morris, Christopher S. Adams, Michael
                                  S. Morris and Donald G. Padilla is responsible for managing the process which determines the timing and the amount of the investments in each category. This team is also responsible for managing the stock category of the fund. Mr. Francis Morris, Senior Vice President and Chief
                                  Investment Officer, Core Equity, served as vice president and director of equity research at
                                  PNC Asset Management prior to joining Delaware Investments in 1997. He received a bach-
                                  elor's degree from Providence College and holds a MBA from Widener University. Mr. Adams,
                                  Vice President/Portfolio Manager and Senior Equity Analyst, joined Delaware Investments in
                                  1995. Prior to joining Delaware Investments, Mr Adams had approximately ten years of expe-
                                  rience in the financial services industry in the U.S. and U.K., including positions with
                                  Coopers
                                  & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. He is a graduate of
                                  Oxford University and received an MBA from The Wharton School of Business at the Univer-
                                  sity of Pennsylvania. Mr. Michael Morris, Vice President/Portfolio Manager and Senior Equity
                                  Analyst, served as senior equity analyst at Newbold Asset Management prior to joining Dela-
                                  ware Investments in 1999. He earned his bachelor's degree from Indiana University and a
                                  MBA from The Wharton School of Business at the University of Pennsylvania. Mr. Padilla, Vice
                                  President/Portfolio Manager and Senior Equity Analyst, joined Delaware Investments in 1994 as an assistant controller. Prior to joining Delaware Investments, Mr. Padilla held various posi-
                                  tions at The Vanguard Group. He holds a bachelor's degree from Lehigh University. Mr.
                                  Adams, Mr. Michael Morris and Mr. Padilla are CFA charterholders.


                                                                           GPD-1

Some of the funds using sub-advisers have names, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by these same sub-advisers. These funds will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory contract for the funds and the sub-advisory contracts for certain of the funds is available in the annual report to shareholders for the twelve month period ended December 31, 2007 or the semi-annual report to shareholders for the six month period ended June 30, 2007.



Net Asset Value
The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:

  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.




Share Classes
The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.



Purchase and Redemption of Fund Shares
The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.


GPD-2

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.




Market Timing
Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by the insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action take by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances..


Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


                                                                           GPD-3

Portfolio Holdings Disclosure
A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information.



Distributions and Federal Income Tax Considerations
The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life and LNY, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.




Impact to Funds from Profile Fund Investments
The fund may accept investments from the Lincoln Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the Lincoln Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the Lincoln Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the Lincoln Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.


GPD-4

Financial Highlights
The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares for the past 5 years or for such shorter period of time as the fund has been in operation. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. The table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.



                                Income from Investment Operations              Less Dividends and Distributions From:
                           ------------------------------------------- -------------------------------------------------------
                                           Net Realized
                                               and
                                            Unrealized
                                           Gain (Loss)
                Net Asset       Net             on                                                      Total
                  Value     Investment   Investments and   Total From       Net      Net Realized     Dividends     Net Asset
                Beginning     Income         Foreign       Investment   Investment      Gain on          and        Value End
Period Ended    of Period     (Loss)        Currencies     Operations     Income      Investments   Distributions   of Period
-------------- ----------- ------------ ----------------- ------------ ------------ -------------- --------------- -----------
LVIP Baron Growth Opportunities Fund 1,4,18
12/31/2008       $29.986      (0.095)        (11.146)        (11.241)          -        (1.359)         (1.359)      $17.386
12/31/2007       $31.455       0.009          (1.478)         (1.469)          -             -               -       $29.986
LVIP Capital Growth Fund 2,4,27,31
12/31/2008       $27.511       0.068         (11.511)        (11.443)     (0.049)            -          (0.049)      $16.019
12/31/2007       $23.586       0.045           3.906           3.951      (0.026)            -          (0.026)      $27.511
12/31/2006       $22.507       0.029           1.051           1.080      (0.001)            -          (0.001)      $23.586
12/31/2005       $21.513           -           1.021           1.021      (0.027)            -          (0.027)      $22.507
12/31/2004       $19.652       0.030           1.831           1.861           -             -               -       $21.513
LVIP Cohen & Steers Global Real Estate Fund 1,4,17
12/31/2008       $ 8.051       0.167          (3.534)         (3.367)     (0.093)            -          (0.093)      $ 4.591
12/31/2007       $10.000       0.111          (2.013)         (1.902)     (0.047)            -          (0.047)      $ 8.051
LVIP Columbia Value Opportunities Fund 2,3,32,41
12/31/2008       $14.660       0.090          (3.750)         (3.660)     (0.038)       (4.141)         (4.179)      $ 6.821
12/31/2007       $14.491       0.076           0.184           0.260      (0.091)            -          (0.091)      $14.660
12/31/2006       $14.637       0.013           1.501           1.514           -        (1.660)         (1.660)      $14.491
12/31/2005       $15.344       0.040           0.613           0.653           -        (1.360)         (1.360)      $14.637
12/31/2004       $13.083      (0.030)          2.574           2.544           -        (0.283)         (0.283)      $15,344
LVIP Delaware Bond Fund 1,3
12/31/2008       $12.678       0.603          (0.990)         (0.387)     (0.610)       (0.005)         (0.615)      $11.676
12/31/2007       $12.640       0.648           0.032           0.680      (0.642)            -          (0.642)      $12.678
12/31/2006       $12.620       0.619          (0.028)          0.591      (0.571)            -          (0.571)      $12.640
12/31/2005       $12.966       0.520          (0.188)          0.332      (0.546)       (0.132)         (0.678)      $12.620
12/31/2004       $13.223       0.566           0.103           0.669      (0.534)       (0.392)         (0.926)      $12.966
LVIP Delaware Growth and Income Fund 1,3
12/31/2008       $36.857       0.470         (12.713)        (12.243)     (0.376)       (3.266)         (3.642)      $20.972
12/31/2007       $35.157       0.483           1.660           2.143      (0.443)            -          (0.443)      $36.857
12/31/2006       $31.673       0.450           3.454           3.904      (0.420)            -          (0.420)      $35.157
12/31/2005       $30.407       0.427           1.253           1.680      (0.414)            -          (0.414)      $31,673
12/31/2004       $27.502       0.458           2.821           3.279      (0.374)            -          (0.374)      $30.407
LVIP Delaware Managed Fund 1,3
12/31/2008       $16.910       0.347          (4.569)         (4.222)     (0.351)       (1.503)         (1.854)      $10.834
12/31/2007       $16.957       0.416           0.353           0.769      (0.421)       (0.395)         (0.816)      $16.910
12/31/2006       $15.708       0.366           1.285           1.651      (0.402)            -          (0.402)      $16.957
12/31/2005       $15.391       0.305           0.384           0.689      (0.372)            -          (0.372)      $15.708
12/31/2004       $14.299       0.306           1.108           1.414      (0.322)            -          (0.322)      $15.391
LVIP Delaware Social Awareness Fund 1,3
12/31/2008       $36.654       0.317         (12.349)        (12.032)     (0.278)       (1.936)         (2.214)      $22.408
12/31/2007       $35.920       0.401           0.661           1.062      (0.328)            -          (0.328)      $36.654
12/31/2006       $32.259       0.326           3.637           3.963      (0.302)            -          (0.302)      $35.920
12/31/2005       $29.034       0.297           3.189           3.486      (0.261)            -          (0.261)      $32.259
12/31/2004       $26.001       0.368           2.921           3.289      (0.256)            -          (0.256)      $29.034
LVIP Delaware Special Opportunities Fund 1,3
12/31/2008       $42.051       0.491         (14.940)        (14.449)     (0.380)       (3.131)         (3.511)      $24.091
12/31/2007       $44.049       0.544           1.166           1.710      (0.424)       (3.284)         (3.708)      $42.051
12/31/2006       $39.849       0.583           5.688           6.271      (0.537)       (1.534)         (2.071)      $44.049
12/31/2005       $36.112       0.581           4.839           5.420      (0.436)       (1.247)         (1.683)      $39.849
12/31/2004       $29,753       0.452           6.292           6.744      (0.385)            -          (0.385)      $36.112



                                            Ratio of Net                   Net
                                Ratio of     Investment                 Assets At
                              Expenses to      Income                     End of
                                Average       (Loss) to    Portfolio      Period
                   Total          Net        Average Net    Turnover      (000's
Period Ended       Return        Assets        Assets         Rate       omitted)
-------------- ------------- ------------- -------------- ----------- -------------
LVIP Baron Growth Opportunities Fund 1,4,18
12/31/2008      (38.98%)       1.04%45       (0.38%)           23%     $   28,648
12/31/2007       (4.67%)       1.04%45        0.05%            23%42   $   16,095
LVIP Capital Growth Fund 2,4,27,31
12/31/2008      (41.59%)       0.78%46        0.31%           106%     $  145,464
12/31/2007       16.76%        0.78%46        0.18%           104%     $  262,609
12/31/2006        4.80%         0.80%         0.13%            89%     $  165,411
12/31/2005        4.77%         0.80%         0.00%43          77%     $  174,988
12/31/2004        9.47%         0.83%         0.13%           163%     $  189,265
LVIP Cohen & Steers Global Real Estate Fund 1,4,17
12/31/2008      (42.03%)       0.85%47        2.48%           125%     $   97,428
12/31/2007      (19.04%)       0.85%47        1.89%            84%     $  151,254
LVIP Columbia Value Opportunities Fund 2,3,32,41
12/31/2008      (33.95%)        1.25%         0.85%            59%     $   20,205
12/31/2007        1.80%         1.26%         0.50%           152%     $   24,565
12/31/2006       10.28%         1.34%         0.09%            54%     $   46,721
12/31/2005        5.10%         1.36%         0.25%            43%     $   51,276
12/31/2004       19.77%         1.40%        (0.24%)           45%     $   54,455
LVIP Delaware Bond Fund 1,3
12/31/2008       (2.92%)        0.40%         4.83%           261%     $  898,902
12/31/2007        5.45%         0.40%         5.06%           462%     $  992,363
12/31/2006        4.71%         0.40%         4.89%           397%     $  943,819
12/31/2005        2.64%         0.41%         4.02%           270%     $  921,661
12/31/2004        5.30%         0.42%         4.31%           329%     $  898,105
LVIP Delaware Growth and Income Fund 1,3
12/31/2008      (35.76%)        0.41%         1.55%            37%     $  993,797
12/31/2007        6.12%         0.40%         1.29%            31%     $1,823,930
12/31/2006       12.36%         0.38%         1.37%            29%     $1,989,459
12/31/2005        5.54%         0.38%         1.39%            20%     $2,076,169
12/31/2004       11.99%         0.37%         1.63%            38%     $2,245,431
LVIP Delaware Managed Fund 1,3
12/31/2008      (26.96%)        0.52%         2.39%           116%     $  290,659
12/31/2007        4.58%         0.48%         2.38%           174%     $  477,666
12/31/2006       10.57%         0.50%         2.25%           143%     $  525,479
12/31/2005        4.49%         0.51%         1.96%            92%     $  545,772
12/31/2004       10.00%         0.49%         2.10%           145%     $  581,333
LVIP Delaware Social Awareness Fund 1,3
12/31/2008      (34.41%)        0.44%         1.02%            41%     $  554,029
12/31/2007        2.97%         0.41%         1.09%            15%     $1,000,287
12/31/2006       12.31%         0.41%         0.97%            28%     $1,131,469
12/31/2005       12.03%         0.42%         0.99%            28%     $1,149,865
12/31/2004       12.70%         0.41%         1.38%            38%     $1,111,254
LVIP Delaware Special Opportunities Fund 1,3
12/31/2008      (36.63%)        0.47%         1.40%            10%     $  389,590
12/31/2007        3.81%         0.44%         1.19%             7%     $  726,114
12/31/2006       16.05%         0.44%         1.40%            11%     $  807,158
12/31/2005       15.65%         0.45%         1.55%            13%     $  764,088
12/31/2004       22.76%         0.47%         1.43%            36%     $  652,224


                                                                           GPD-5

                                Income from Investment Operations              Less Dividends and Distributions From:
                           ------------------------------------------- -------------------------------------------------------
                                           Net Realized
                                               and
                                            Unrealized
                                           Gain (Loss)
                Net Asset       Net             on                                                      Total
                  Value     Investment   Investments and   Total From       Net      Net Realized     Dividends     Net Asset
                Beginning     Income         Foreign       Investment   Investment      Gain on          and        Value End
Period Ended    of Period     (Loss)        Currencies     Operations     Income      Investments   Distributions   of Period
-------------- ----------- ------------ ----------------- ------------ ------------ -------------- --------------- -----------
LVIP FI Equity-Income Fund 1,4,29
12/31/2008       $16.970       0.247          (6.425)        (6.178)      (0.201)       (1.213)         (1.414)      $ 9.378
12/31/2007       $18.231       0.241           0.496          0.737       (0.211)       (1.787)         (1.998)      $16.970
12/31/2006       $17.994       0.221           1.720          1.941       (0.205)       (1.499)         (1.704)      $18.231
12/31/2005       $18.020       0.217           0.540          0.757       (0.204)       (0.579)         (0.783)      $17.994
12/31/2004       $16.595       0.247           1.366          1.613       (0.188)            -          (0.188)      $18.020
LVIP Janus Capital Appreciation Fund 1,4
12/31/2008       $24.169       0.121         (10.000)        (9.879)      (0.140)            -          (0.140)      $14.150
12/31/2007       $20.116       0.095           4.019          4.114       (0.061)            -          (0.061)      $24.169
12/31/2006       $18.376       0.051           1.725          1.776       (0.036)            -          (0.036)      $20.116
12/31/2005       $17.680       0.038           0.704          0.742       (0.046)            -          (0.046)      $18.376
12/31/2004       $16.793      (0.009)          0.896          0.887            -             -               -       $17.680
LVIP Marsico International Growth Fund 2,4,33
12/31/2008       $18.071       0.170          (8.554)        (8.384)      (0.155)       (1.269)         (1.424)      $ 8.263
12/31/2007       $15.102       0.224           2.875          3.099       (0.130)            -          (0.130)      $18.071
12/31/2006       $12.190       0.059           2.862          2.921       (0.009)            -          (0.009)      $15.102
12/31/2005       $10.263       0.040           1.943          1.983       (0.056)            -          (0.056)      $12.190
12/31/2004       $ 8.794       0.060           1.434          1.494       (0.025)            -          (0.025)      $10.263
LVIP MFS Value Fund 2,4,30,34
12/31/2008       $26.422       0.426          (8.858)        (8.432)      (0.236)       (0.436)         (0.672)      $17.318
12/31/2007       $24.786       0.404           1.496          1.900       (0.264)            -          (0.264)      $26.422
12/31/2006       $22.837       0.361           3.794          4.155       (0.286)       (1.920)         (2.206)      $24.786
12/31/2005       $21.417       0.280           1.406          1.686       (0.266)            -          (0.266)      $22.837
12.31/2004       $19.332       0.270           2.000          2.270       (0.185)            -          (0.185)      $21.417
LVIP Mid-Cap Value Fund 2,3,35
12/31/2008       $14.658       0.069          (5.772)        (5.703)      (0.037)       (0.829)         (0.866)      $ 8.089
12/31/2007       $14.473       0.066           0.170          0.236       (0.051)            -          (0.051)      $14.658
12/31/2006       $13.797       0.071           2.223          2.294            -        (1.618)         (1.618)      $14.473
12/31/2005       $14.133      (0.010)          1.224          1.214            -        (1.550)         (1.550)      $13.797
12/31/2004       $12.264      (0.010)          1.940          1.930            -        (0.061)         (0.061)      $14.133
LVIP Mondrian International Value Fund 1,3,21
12/31/2008       $24.163       0.736          (9.302)        (8.566)      (0.937)       (1.317)         (2.254)      $13.343
12/31/2007       $22.703       0.631           1.934          2.565       (0.482)       (0.623)         (1.105)      $24.163
12/31/2006       $17.966       0.569           4.778          5.347       (0.610)            -          (0.610)      $22.703
12/31/2005       $16.304       0.436           1.587          2.023       (0.361)            -          (0.361)      $17.966
12/31/2004       $13.620       0.332           2.509          2.841       (0.157)            -          (0.157)      $16.304
LVIP Money Market Fund 3,5
12/31/2008       $10.000       0.232               -          0.232       (0.232)            -          (0.232)      $10.000
12/31/2007       $10.000       0.484               -          0.484       (0.484)            -          (0.484)      $10.000
12/31/2006       $10.000       0.457               -          0.457       (0.457)            -          (0.457)      $10.000
12/31/2005       $10.000       0.278               -          0.278       (0.278)            -          (0.278)      $10.000
12/31/2004       $10.000       0.087               -          0.087       (0.087)            -          (0.087)      $10.000
LVIP SSgA Bond Index Fund 1,4,6
12/31/2008       $10.000       0.239           0.092          0.331       (0.063)            -          (0.063)      $10.268
LVIP SSgA Developed International 150 Fund 1,4,6
12/31/2008       $10.000       0.143          (4.421)        (4.278)      (0.072)            -          (0.072)      $ 5.650
LVIP SSgA Emerging Markets 100 Fund 1,4,9
12/31/2008       $10.000       0.098          (4.176)        (4.078)      (0.048)            -          (0.048)      $ 5.874
LVIP SSgA International Index Fund 1,4,6
12/31/2008       $10.000       0.116          (4.098)        (3.982)      (0.059)            -          (0.059)      $ 5.959
LVIP SSgA Large Cap 100 Fund 1,4,6
12/31/2008       $10.000       0.192          (3.593)        (3.401)      (0.039)            -          (0.039)      $ 6.560
LVIP SSgA S&P 500 Index Fund 2,4,14,36
12/31/2008       $10.318       0.177          (4.011)        (3.834)      (0.170)       (0.077)         (0.247)      $ 6.237
12/31/2007       $ 9.916       0.183           0.333          0.516       (0.114)            -          (0.114)      $10.318
12/31/2006       $ 8.718       0.154           1.185          1.339       (0.141)            -          (0.141)      $ 9.916
12/31/2005       $ 8.470       0.140           0.246          0.386       (0.138)            -          (0.138)      $ 8.718
12/31/2004       $ 7.756       0.140           0.670          0.810       (0.096)            -          (0.096)      $ 8.470



                                            Ratio of Net                  Net
                                Ratio of     Investment                Assets At
                              Expenses to      Income                   End of
                                Average       (Loss) to    Portfolio    Period
                   Total          Net        Average Net    Turnover    (000's
Period Ended       Return        Assets        Assets         Rate     omitted)
-------------- ------------- ------------- -------------- ----------- ----------
LVIP FI Equity-Income Fund 1,4,29
12/31/2008      (38.32%)       0.77%48     1.83%              191%     $328,023
12/31/2007        4.36%        0.74%48     1.31%              141%     $639,956
12/31/2006       11.27%        0.69%48     1.24%              199%     $738,199
12/31/2005        4.49%        0.78%48     1.23%              151%     $765,796
12/31/2004        9.77%         0.80%      1.47%              120%     $830,276
LVIP Janus Capital Appreciation Fund 1,4
12/31/2008      (40.82%)       0.71%49     0.61%               68%     $264,563
12/31/2007       20.42%        0.69%49     0.43%              123%     $506,900
12/31/2006        9.67%        0.70%49     0.27%               99%     $488,232
12/31/2005        4.20%        0.73%49     0.22%               85%     $544,301
12/31/2004        5.28%        0.80%49     (0.06%)             33%     $659,385
LVIP Marsico International Growth Fund 2,4,33
12/31/2008      (48.94%)      1.00%50,25   1.29%              118%     $171,362
12/31/2007       20.55%        1.03%50     1.35%              108%     $209,614
12/31/2006       23.97%         1.12%      0.44%              106%     $137,535
12/31/2005       19.46%         1.22%      0.27%              159%     $ 50,762
12/31/2004       17.02%         1.28%      0.68%              145%     $ 40,496
LVIP MFS Value Fund 2,4,30,34
12/31/2008      (32.29%)        0.74%      1.94%               35%     $284,601
12/31/2007        7.69%         0.78%      1.53%               22%     $301,096
12/31/2006       19.66%        0.78%28     1.58%              164%     $109,129
12/31/2005        7.98%         0.82%      1.20%               69%     $ 83,737
12.31/2004       11.85%         0.82%      1.30%               39%     $ 83,802
LVIP Mid-Cap Value Fund 2,3,35
12/31/2008      (40.71%)        0.99%      0.62%               70%     $ 82,094
12/31/2007        1.63%         1.03%      0.41%               71%     $ 92,072
12/31/2006       17.69%         1.10%      0.52%               52%     $ 62,172
12/31/2005       10.01%         1.13%      (0.04%)             47%     $ 45,854
12/31/2004       15.81%         1.19%      (0.09%)             61%     $ 45,088
LVIP Mondrian International Value Fund 1,3,21
12/31/2008      (36.65%)        0.80%      3.83%               13%     $550,891
12/31/2007       11.49%         0.80%      2.62%               15%     $880,906
12/31/2006       30.01%         0.84%      2.80%               14%     $796,037
12/31/2005       12.54%         0.92%      2.58%                7%     $550,669
12/31/2004       20.94%         0.98%      2.33%                9%     $435,012
LVIP Money Market Fund 3,5
12/31/2008        2.34%         0.43%      2.23%              N/A      $891,527
12/31/2007        4.97%         0.44%      4.84%              N/A      $620,605
12/31/2006        4.68%         0.49%      4.62%              N/A      $444,510
12/31/2005        2.79%         0.54%      2.78%              N/A      $331,371
12/31/2004        0.88%         0.53%      0.87%              N/A      $297,914
LVIP SSgA Bond Index Fund 1,4,6
12/31/2008        3.30%         0.43%7     3.60%              324%     $ 31,057
LVIP SSgA Developed International 150 Fund 1,4,6
12/31/2008      (42.73%)        0.51%8     3.17%                1%     $     75
LVIP SSgA Emerging Markets 100 Fund 1,4,9
12/31/2008      (40.73%)       0.70%10     2.72%                3%     $    162
LVIP SSgA International Index Fund 1,4,6
12/31/2008      (39.77%)       0.45%11     2.53%                3%     $ 26,176
LVIP SSgA Large Cap 100 Fund 1,4,6
12/31/2008      (34.00%)       0.46%12     4.00%               11%     $    174
LVIP SSgA S&P 500 Index Fund 2,4,14,36
12/31/2008      (37.19%)       0.28%52     2.07%               12%     $338,927
12/31/2007        5.23%        0.28%52     1.75%               25%     $504,728
12/31/2006       15.52%        0.28%52     1.69%                4%     $236,510
12/31/2005        4.69%        0.28%52     1.60%                5%     $233,215
12/31/2004       10.56%        0.28%52     1.74%                2%     $237,290


GPD-6

                                Income from Investment Operations              Less Dividends and Distributions From:
                           ------------------------------------------- -------------------------------------------------------
                                           Net Realized
                                               and
                                            Unrealized
                                           Gain (Loss)
                Net Asset       Net             on                                                      Total
                  Value     Investment   Investments and   Total From       Net      Net Realized     Dividends     Net Asset
                Beginning     Income         Foreign       Investment   Investment      Gain on          and        Value End
Period Ended    of Period     (Loss)        Currencies     Operations     Income      Investments   Distributions   of Period
-------------- ----------- ------------ ----------------- ------------ ------------ -------------- --------------- -----------
LVIP SSgA Small-Cap Index Fund 2,4,14,24,40
12/31/2008       $19.096       0.186          (6.173)         (5.987)     (0.149)       (1.547)         (1.696)      $11.413
12/31/2007       $18.450       0.181           0.590           0.771      (0.125)            -          (0.125)      $19.096
12/31/2006       $16.316      (0.044)          2.178           2.134           -             -               -       $18.450
12/31/2005       $14.573      (0.090)          1.833           1.743           -             -               -       $16.316
12/31/2004       $13.721      (0.100)          0.952           0.852           -             -               -       $14,573
LVIP SSgA Small-Mid Cap 200 Fund 1,4,6
12/31/2008       $10.000       0.184          (3.278)         (3.094)     (0.067)            -          (0.067)      $ 6.839
LVIP T. Rowe Price Growth Stock Fund 2,3,37
12/31/2008       $18.315       0.056          (7.720)         (7.664)     (0.037)            -          (0.037)      $10.614
12/31/2007       $16.859       0.090           1.415           1.505      (0.049)            -          (0.049)      $18.315
12/31/2006       $14.910       0.078           1.906           1.984      (0.035)            -          (0.035)      $16.859
12/31/2005       $14.097       0.050           0.829           0.879      (0.066)            -          (0.066)      $14.910
12/31/2004       $12.855       0.070           1.172           1.242           -             -               -       $14.097
LVIP T. Rowe Price Structured Mid-Cap Growth Fund 1,3
12/31/2008       $13.435      (0.003)         (5.744)         (5.747)          -             -               -       $ 7.688
12/31/2007       $11.828      (0.004)          1.611           1.607           -             -               -       $13.435
12/31/2006       $10.824           -           1.004           1.004           -             -               -       $11.828
12/31/2005       $ 9.857      (0.026)          0.993           0.967           -             -               -       $10.824
12/31/2004       $ 8.672      (0.039)          1.224           1.185           -             -               -       $ 9.857
LVIP Templeton Growth Fund 2,4,38
12/31/2008       $33.233       0.636         (12.906)        (12.270)     (0.534)       (1.077)         (1.611)      $19.352
12/31/2007       $31.307       0.724           1.782           2.506      (0.580)            -          (0.580)      $33.233
12/31/2006       $27.119       0.566           6.074           6.640      (0.414)       (2.038)         (2.452)      $31.307
12/31/2005       $25.886       0.440           1.762           2.202      (0.375)       (0.594)         (0.969)      $27.119
12/31/2004       $22.084       0.390           3.668           4.058      (0.256)            -          (0.256)      $25.886
LVIP Turner Mid-Cap Growth Fund 2,4,39
12/31/2008       $14.126      (0.034)         (6.136)         (6.170)          -        (1.979)         (1.979)      $ 5.977
12/31/2007       $11.330      (0.042)          2.838           2.796           -             -               -       $14.126
12/31/2006       $11.025      (0.018)          0.778           0.760           -        (0.455)         (0.455)      $11.330
12/31/2005       $ 9.820      (0.050)          1.255           1.205           -             -               -       $11.025
12/31/2004       $ 8.780      (0.070)          1.110           1.040           -             -               -       $ 9.820
LVIP UBS Global Asset Allocation Fund 1,3
12/31/2008       $15.589       0.275          (5.059)         (4.784)     (0.828)       (1.267)         (2.110)26    $ 8.695
12/31/2007       $15.646       0.301           0.668           0.969      (0.272)       (0.754)         (1.026)      $15.589
12/31/2006       $14.535       0.273           1.767           2.040      (0.197)       (0.732)         (0.929)      $15.646
12/31/2005       $14.186       0.187           0.729           0.916      (0.177)       (0.390)         (0.567)      $14.535
12/31/2004       $12.704       0.190           1.515           1.705      (0.223)            -          (0.223)      $14.186
LVIP Wilshire Conservative Profile Fund 1,4,16,44
12/31/2008       $12.006       0.379          (2.581)         (2.202)     (0.224)       (0.108)         (0.332)      $ 9.472
12/31/2007       $11.392       0.276           0.605           0.881      (0.219)       (0.048)         (0.267)      $12.006
12/31/2006       $10.591       0.187           0.797           0.984      (0.178)       (0.005)         (0.183)      $11.392
12/31/2005       $10.000       0.131           0.460           0.591           -             -               -       $10.591
LVIP Wilshire Moderate Profile Fund 1,4,16,44
12/31/2008       $12.926       0.320          (3.708)         (3.388)     (0.222)       (0.245)         (0.467)      $ 9.071
12/31/2007       $12.047       0.226           0.885           1.111      (0.173)       (0.059)         (0.232)      $12.926
12/31/2006       $10.866       0.132           1.171           1.303      (0.121)       (0.001)         (0.122)      $12.047
12/31/2005       $10.000       0.082           0.784           0.866           -             -               -       $10.866
LVIP Wilshire Moderately Aggressive Profile Fund 1,4,16,44
12/31/2008       $13,386       0.229          (4.644)         (4.415)     (0.117)       (0.220)         (0.337)      $ 8.634
12/31/2007       $12.528       0.190           1.026           1.216      (0.212)       (0.146)         (0.358)      $13.386
12/31/2006       $11.100       0.137           1.427           1.564      (0.135)       (0.001)         (0.136)      $12.528
12/31/2005       $10.000       0.136           0.964           1.100           -             -               -       $11.100
LVIP Wilshire Aggressive Profile Fund 1,4,16,44
12/31/2008       $14.281       0.158          (5.831)         (5.673)     (0.068)       (0.312)         (0.380)      $ 8.228
12/31/2007       $13.153       0.106           1.329           1.435      (0.124)       (0.183)         (0.307)      $14.281
12/31/2006       $11.392       0.069           1.809           1.878      (0.116)       (0.001)         (0.117)      $13.153
12/31/2005       $10.000       0.055           1.337           1.392           -             -               -       $11.392



                                            Ratio of Net                  Net
                                Ratio of     Investment                Assets At
                              Expenses to      Income                   End of
                                Average       (Loss) to    Portfolio    Period
                   Total          Net        Average Net    Turnover    (000's
Period Ended       Return        Assets        Assets         Rate     omitted)
-------------- ------------- ------------- -------------- ----------- ----------
LVIP SSgA Small-Cap Index Fund 2,4,14,24,40
12/31/2008      (33.97%)       0.45%53     1.18%               37%     $112,717
12/31/2007        4.18%        0.52%53     1.13%              119%     $166,199
12/31/2006       13.08%         0.86%      (0.25%)            222%     $ 71,306
12/31/2005       11.96%         0.85%      (0.57%)            133%     $ 70,150
12/31/2004        6.21%         0.87%      (0.69%)            125%     $ 67,705
LVIP SSgA Small-Mid Cap 200 Fund 1,4,6
12/31/2008      (30.92%)       0.46%13     2.56%               32%     $    368
LVIP T. Rowe Price Growth Stock Fund 2,3,37
12/31/2008      (41.84%)        0.82%      0.38%               46%     $174.922
12/31/2007        8.93%         0.83%      0.50%               54%     $223,805
12/31/2006       13.33%         0.88%      0.50%               45%     $ 87,555
12/31/2005        6.29%         0.88%      0.24%               38%     $ 86,413
12/31/2004        9.66%         0.91%      0.49%               37%     $ 91,576
LVIP T. Rowe Price Structured Mid-Cap Growth Fund 1,3
12/31/2008      (42.78%)        0.84%      (0.03%)             36%     $149,829
12/31/2007       13.59%         0.82%      (0.03%)             35%     $247,671
12/31/2006        9.28%         0.85%      0.00%               41%     $282,397
12/31/2005        9.81%         0.87%      (0.26%)             38%     $272,838
12/31/2004       13.66%         0.91%      (0.44%)            106%     $269,192
LVIP Templeton Growth Fund 2,4,38
12/31/2008      (37.76%)       0.81%54     2.41%               11%     $129,853
12/31/2007        8.01%        0.81%54     2.18%               15%     $163,596
12/31/2006       26.13%         0.85%      2.00%               19%     $167,966
12/31/2005        8.88%         0.86%      1.66%               22%     $133,060
12/31/2004       18.56%         0.88%      1.62%               24%     $127,487
LVIP Turner Mid-Cap Growth Fund 2,4,39
12/31/2008      (49.29%)       0.98%51     (0.33%)            179%     $  9,920
12/31/2007       24.68%        0.99%51     (0.33%)            199%     $ 21,354
12/31/2006        6.72%         1.07%      (0.16%)            156%     $ 26,072
12/31/2005       12.27%         1.08%      (0.56%)            158%     $ 27,171
12/31/2004       11.84%         1.09%      (0.77%)            175%     $ 24,086
LVIP UBS Global Asset Allocation Fund 1,3
12/31/2008      (33.22%)        0.85%      2.10%              116%     $158,129
12/31/2007        6.37%         0.87%      1.88%               99%     $280,964
12/31/2006       14.51%         0.91%      1.83%               78%     $291,846
12/31/2005        6.80%         0.93%      1.33%               91%     $273,272
12/31/2004       13.54%         1.03%      1.46%              139%     $268,263
LVIP Wilshire Conservative Profile Fund 1,4,16,44
12/31/2008      (18.44%)       0.25%55     3.47%               27%     $ 49,661
12/31/2007        7.77%        0.25%55     2.32%               44%     $ 36,768
12/31/2006        9.34%        0.30%55     1.72%               28%     $ 10,474
12/31/2005        5.91%        0.30%55     1.87%               20%     $  2,440
LVIP Wilshire Moderate Profile Fund 1,4,16,44
12/31/2008      (26.62%)       0.25%56     2.86%               21%     $118,274
12/31/2007        9.27%        0.25%56     1.78%               48%     $106,381
12/31/2006       12.04%        0.30%56     1.16%               19%     $ 39,500
12/31/2005        8.66%        0.30%56     1.16%               10%     $ 12,391
LVIP Wilshire Moderately Aggressive Profile Fund 1,4,16,44
12/31/2008      (33.42%)       0.25%57     2.05%               21%     $107,072
12/31/2007        9.81%        0.25%57     1.44%               48%     $ 97,486
12/31/2006       14.14%        0.30%57     1.16%               27%     $ 36,657
12/31/2005       11.00%        0.30%57     1.88%               10%     $ 11,426
LVIP Wilshire Aggressive Profile Fund 1,4,16,44
12/31/2008      (40.46%)       0.25%15     1.38%               25%     $ 41,070
12/31/2007       11.02%        0.25%15     0.75%               56%     $ 41,110
12/31/2006       16.54%        0.30%15     0.57%               40%     $ 15,102
12/31/2005       13.92%        0.30%15     0.75%               15%     $  4,280


                                                                           GPD-7

                                Income from Investment Operations              Less Dividends and Distributions From:
                           ------------------------------------------- -------------------------------------------------------
                                           Net Realized
                                               and
                                            Unrealized
                                           Gain (Loss)
                Net Asset       Net             on                                                      Total
                  Value     Investment   Investments and   Total From       Net      Net Realized     Dividends     Net Asset
                Beginning     Income         Foreign       Investment   Investment      Gain on          and        Value End
Period Ended    of Period     (Loss)        Currencies     Operations     Income      Investments   Distributions   of Period
-------------- ----------- ------------ ----------------- ------------ ------------ -------------- --------------- -----------
LVIP Wilshire 2010 Profile Fund 1,4,17,44
12/31/2008       $10.613      0.274           (2.813)        (2.539)      (0.166)       (0.009)         (0.175)      $ 7.899
12/31/2007       $10.000      0.150            0.511          0.661       (0.048)            -          (0.048)      $10.613
LVIP Wilshire 2020 Profile Fund 1,4,17,44
12/31/2008       $10.494      0.239           (3.060)        (2.821)      (0.116)       (0.010)         (0.126)      $ 7.547
12/31/2007       $10.000      0.130            0.407          0.537       (0.043)            -          (0.043)      $10.494
LVIP Wilshire 2030 Profile Fund 1,4,17,44
12/31/2008       $10.661      0.214           (3.493)        (3.279)      (0.075)       (0.009)         (0.084)      $ 7.298
12/31/2007       $10.000      0.115            0.588          0.703       (0.042)            -          (0.042)      $10.661
LVIP Wilshire 2040 Profile Fund 1,4,17,44
12/31/2008       $10.498      0.179           (3.910)        (3.731)      (0.035)       (0.006)         (0.041)      $ 6.726
12/31/2007       $10.000      0.127            0.453          0.580       (0.082)            -          (0.082)      $10.498



                                            Ratio of Net                  Net
                                Ratio of     Investment                Assets At
                              Expenses to      Income                   End of
                                Average       (Loss) to    Portfolio    Period
                   Total          Net        Average Net    Turnover    (000's
Period Ended       Return        Assets        Assets         Rate     omitted)
-------------- ------------- ------------- -------------- ----------- ----------
LVIP Wilshire 2010 Profile Fund 1,4,17,44
12/31/2008      (23.91%)       0.25%19         2.93%         75%       $ 9,428
12/31/2007        6.62%        0.25%19         2.12%         72%       $ 4,395
LVIP Wilshire 2020 Profile Fund 1,4,17,44
12/31/2008      (26.89%)       0.25%20         2.66%         55%       $24,786
12/31/2007        5.38%        0.25%20         1.86%         61%       $ 9,355
LVIP Wilshire 2030 Profile Fund 1,4,17,44
12/31/2008      (30.78%)       0.25%22         2.43%         29%       $19,388
12/31/2007        7.04%        0.25%22         1.61%         47%       $ 6,438
LVIP Wilshire 2040 Profile Fund 1,4,17,44
12/31/2008      (35.54%)       0.25%23         2.13%         41%       $10,225
12/31/2007        5.81%        0.25%23         1.80%         41%       $ 3,285


1 The average shares outstanding method has been applied for per share information.


2 The average shares outstanding method has been applied for per share information for the years ended December 31, 2008, 2007 and 2006.


3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.


4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

5 For the year ended December 31, 2008, a net realized gain distribution of $3,216 was made by the fund, which calculates to be a deminimus amount of $0.000 per share.

6 Operations related to the Standard Class of the fund commenced on May 1, 2008. 2008 ratios and portfolio turnover have been annualized and total return has not been annualized.

7 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Bond Index Fund would have been 0.53% for 2008.

8 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Developed International 150 Fund would have been 2.79% for 2008.

9 Operations related to the Standard Class of the fund commenced on June 18, 2008. 2008 ratios have been annualized and total return has not been annualized.

10 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Emerging Markets 100 Fund would have been 3.90% for 2008.

11 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA International Index Fund would have been 1.58% for 2008.

12 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Large Cap 100 Fund would have been 0.95% for 2008.

13 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Small-Mid Cap 200 Fund would have been 1.35% for 2008.

14 Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital
  Management Corporation as the fund's sub-adviser.

15 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net asssets for the LVIP Wilshire Aggressive Profile Fund would have been 0.33% for 2008, 0.34% for 2007, 0.61% for 2006 and 1.91% for 2005.

16 Operations related to the Standard Class of the fund commenced May 3, 2005.
   2005 ratios and portfolio turnover have been annualized and total return has not been annualized.

17 Operations related to the Standard Class of the fund commenced April 30, 2007. 2007 ratios and portfolio turnover have been annualized and total return has not been annualized.


18 Operations related to the Standard Class of the fund commenced June 5, 2007.
   2007 ratios have been annualized and total return has not been annualized.


19 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire 2010 Profile Fund would have been 0.85% for 2008 and 3.43% for 2007.

20 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire 2020 Profile Fund would have been 0.56% for 2008 and 1.70% for 2007.


21 Commencing September 24, 2004, Mondrian Investment Partners Limited replaced
   Delaware International Advisers Limited as the fund's sub-adviser.


22 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire 2030 Profile Fund would have been 0.70% for 2008 and 2.86% for 2007.

23 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire 2040 Profile Fund would have been 1.01% for 2008 and 5.14% for 2007.


24 Commencing April 30, 2007, Mellon Capital Management Corporation replaced
   Lord, Abbett & Co. LLC as the fund's sub-adviser.


25 Ratio for the year ended December 31, 2008, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.04%.


GPD-8

26 Total dividends and distributions for 2008 include a return of capital of (0.015).


27 Commencing May 1, 2004, Wellington Management Company LLP replaced Janus
   Capital Management as the fund's sub-adviser.


28 Net of expenses waived or reimbursed. If no expenses had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP MFS Value Fund would have been 0.82% for 2006.


29 Commencing September 1, 2006, Pyramis Global Advisors, LLC, a subsidiary of
   Fidelity Management and Research Company (FMR), replaced FMR as the fund's sub-adviser.

30 Commencing November 15, 2006 Massachusetts Financial Services Company replaced Credit Suisse Asset Management, LLC as the fund's sub-adviser.

31 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Capital Growth Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

32 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Small Cap Value Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

33 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. International Equity Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

34 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Value Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

35 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Mid-Cap Value Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

36 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. S&P 500 Index Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

37 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Strategic Growth Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

38 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. World Growth Stock Portfolio
   (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

39 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Mid-Cap Growth Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

40 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Small Company Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

41 Commencing October 15, 2007, Columbia Management Advisors, LLC replaced
   Dalton, Greiner, Hartman, Maher & Co. as the fund's sub-adviser.

42 The Portfolio turnover is representative of the fund for the entire year.

43 The ratio calculates to less than 0.005%.

44 Ratio of expenses to average net assets does not include expenses of the investment companies in which the fund invests.


45 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Baron Growth Opportunities Fund would have been 1.09% for 2008 and 1.08% for 2007.

46 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Capital Growth Fund would have been 0.81% for 2008 and 0.80% for 2007.

47 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Cohen & Steers Global Real Estate Fund would have been 1.13% for 2008 and 1.10% for 2007.

48 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP FI Equity-Income Fund would have been 0.82% for 2008, 0.81% for 2007, 0.80% for 2006, and 0.80% for 2005.

49 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Janus Capital Appreciation Fund would have been 0.85% for 2008, 0.82% for 2007, 0.83% for 2006, 0.83% for 2005 and 0.81% for 2004.

50 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Marsico International Growth Fund would have been 1.05% for 2008 and 1.04% for 2007.

51 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Turner Mid-Cap Growth Fund would have been 1.07% for 2008 and 1.06% for 2007.

52 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA S&P 500 Index Fund would have been 0.33% for 2008, 0.32% for 2007, 0.34% for 2006, 0.34% for 2005 and 0.34% for 2004.

53 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Small-Cap Index Fund would have been 0.47% for 2008 and 0.56% for 2007.

54 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Templeton Growth Fund would have been 0.82% for 2008 and 0.84% for 2007.

55 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire Conservative Profile Fund would have been 0.30% for 2008, 0.33% for 2007, 0.54% for 2006 and 1.53% for 2005.

56 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire Moderate Profile Fund would have been 0.28% for 2008, 0.29% for 2007, 0.32% for 2006, and 0.60% for 2005.

57 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire Moderately Aggressive Profile Fund would have been 0.28% for 2008, 0.29% for 2007, 0.36% for 2006 and 0.79% for 2005.



                                                                           GPD-9

General Information
You may examine the registration statements for the funds at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.


The funds have received an exemptive order from the SEC, which allows the use of fund shares by separate accounts funding variable annuity and variable life insurance contracts, qualified plans, the investment manager, and insurance company general accounts. Due to differences in redemption rates, tax treatment, or other considerations, the interests of various contract owners participating in the funds and the interests of qualified plans, the investment manager, or general accounts investing in the funds might at some time be in conflict. Violation of the federal tax laws by one separate account investing in a fund could cause the contracts funded through another separate account to lose its tax-deferred status, unless remedial action was taken. The Trust's Board of Trustees will monitor for the existence of any material irreconcilable conflicts and determine what action, if any, will be taken in response to such conflicts.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from any of the funds. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in that fund. Also, that fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the Trust's statement of additional information (SAI), which is on file with the SEC. The Trust incorporates its SAI, dated May 1, 2009 into its prospectus. The Trust will provide a free copy of its SAI upon request.


You can find further information about each fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.


The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For a free copy of the SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about a fund, or to make inquiries. The Trust does not maintain an internet website.


You can review and copy information about the funds (including the SAIs) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, 100 F. Street N.E., D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                             SEC File No: 811-08090

GPD-10

                                     Part B

The Statement of Additional Information for the Lincoln Variable Insurance Products Trust is incorporated herein by reference to the definitive 497 filing on May 5, 2009.